Shareholder Report, Holdings (Details) - C000229340	May 31, 2025
FR_14687VAD4
Holdings [Line Items]
Percent of Net Asset Value	2.40%
FR_3132DUQU4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
FR_80288DAD8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
FR_ACI2WW0R6_0.010000_2025-08-04
Holdings [Line Items]
Percent of Net Asset Value	1.40%
FR_03217JAD3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
FR_91282CMP3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
FR_912797NW3_4.243000_2025-06-26
Holdings [Line Items]
Percent of Net Asset Value	1.20%
FR_20600GT55_0.000000_2025-06-05
Holdings [Line Items]
Percent of Net Asset Value	1.10%
FR_87613ET62_0.000000_2025-06-06
Holdings [Line Items]
Percent of Net Asset Value	1.00%
FR_262081AF9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	50.40%
AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	24.90%
AssetNon-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
AssetU.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AssetU.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AssetForeign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	10.90%